Inventories (Details) - CAD ($)	Feb. 28, 2025	Aug. 31, 2024
Inventories
Raw materials	$ 6,117,355	$ 5,456,935
Work-in-process	550,390	383,968
Finished goods	500,105	368,384
Total current inventories	$ 7,167,850	$ 6,209,287